Accrued Expenses (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Schedule of Accrued Expenses
Accrued expenses consisted of the following (in thousands):

	September 30, 2021	December 31, 2020
Accrued legal expenses	$1,393	$957
Compensation and related benefits	496	2,479
Accrued warranty (Note 8)	195	204
Other accrued expenses	548	507

Total accrued expenses	$2,632	$4,147

Accrued expenses consisted of the following (in thousands):

	December 31,
	2020	2019
Compensation and related benefits	$2,479	$985
Accrued warranty (Note 8)	204	234
Accrued services	1,464	1,141

Accrued expenses	$4,147	$2,360